Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025
Segment Reporting Information [Line Items]
Revenue from external customers		$ 443,848	$ 423,219		$ 882,855		$ 818,700
Interest revenue		3,596	4,999		7,312		10,518
Intersegment Revenue	[1]	5,225	5,182		9,879		9,535
Revenues, Net of Interest Expense		452,669	433,400		900,046		838,753
Elimination of intersegment revenue	[1]	(5,225)	(5,182)		(9,879)		(9,535)
Revenue		447,444	428,218		890,167		829,218
Segment Adjusted EBITDA		125,509	122,339		248,558		234,329
Merchant Solutions
Segment Reporting Information [Line Items]
Revenue from external customers		240,618	226,666		466,916		439,640
Interest revenue		349	397		690		856
Intersegment Revenue		5,103	5,182	[1]	9,757	[1]	9,535	[1]
Revenues, Net of Interest Expense		246,070	232,245		477,363		450,031
Cost of services (excluding depreciation and amortization)		142,327	136,368	[1]	274,998	[1]	261,431	[1]
Selling, general and administrative		53,106	56,202	[2]	123,619	[2]	119,479	[2]
Segment Adjusted EBITDA		50,637	39,675		78,746		69,121
Digital Wallet
Segment Reporting Information [Line Items]
Revenue from external customers		203,230	196,553		415,939		379,060
Interest revenue		3,247	4,602		6,622		9,662
Intersegment Revenue		122	0	[1]	122	[1]	0	[1]
Revenues, Net of Interest Expense		206,599	201,155		422,683		388,722
Cost of services (excluding depreciation and amortization)		66,573	58,994	[1]	131,230	[1]	112,465	[1]
Selling, general and administrative		65,154	59,497	[2]	121,641	[2]	111,049	[2]
Segment Adjusted EBITDA		$ 74,872	$ 82,664		$ 169,812		$ 165,208

[1]	Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
[2]	Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.